Pensions and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Changes in plan assets:
Company contributions	$ 40.0	$ 11.4	$ 16.8
Defined benefit pensions	(163.0)	(147.6)
Postretirement benefits other than pensions	(67.1)	(68.8)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	561.7	503.3
Service cost	8.8	8.1	7.5
Interest cost	23.9	26.2	25.5
Amendments	4.2	0
Actuarial loss	39.6	60.0
Participant contributions	0.5	0.5
Benefits paid	(43.6)	(28.5)
Foreign currency translation adjustments	(2.6)	(5.1)
Curtailment	(2.0)	0.4
Settlement	(14.8)	(5.0)
Termination benefit cost	0	1.8	8.4
Other adjustments	0	0
Benefit obligation at end of year	575.7	561.7	503.3
Changes in plan assets:
Fair value of plan assets at beginning of year	386.5	407.6
Actual return on plan assets	44.2	5.2
Company contributions	40.0	11.4
Participant contributions	0.5	0.5
Benefits paid	(43.6)	(28.5)
Foreign currency translation adjustments	(2.1)	(4.7)
Settlement	(14.8)	(5.0)
Fair value of plan assets at end of year	410.7	386.5	407.6
Funded status of the plans	(165.0)	(175.2)
Defined benefit pensions	(163.0)	(147.6)
Accrued compensation	(2.0)	(27.6)
Postretirement benefits other than pensions	0	0
Net benefit liability	(165.0)	(175.2)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	68.8	59.8
Service cost	2.5	2.3	1.6
Interest cost	3.0	3.1	2.8
Amendments	(9.6)	0
Actuarial loss	4.5	4.3
Participant contributions	1.5	1.4
Benefits paid	(3.7)	(3.6)
Foreign currency translation adjustments	(0.2)	(0.5)
Curtailment	0	(0.1)
Settlement	0	0
Termination benefit cost	0	2.0	2.4
Other adjustments	0.3	0.1
Benefit obligation at end of year	67.1	68.8	59.8
Changes in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	2.2	2.2
Participant contributions	1.5	1.4
Benefits paid	(3.7)	(3.6)
Foreign currency translation adjustments	0	0
Settlement	0	0
Fair value of plan assets at end of year	0	0	0
Funded status of the plans	(67.1)	(68.8)
Defined benefit pensions	0	0
Accrued compensation	0	0
Postretirement benefits other than pensions	(67.1)	(68.8)
Net benefit liability	$ (67.1)	$ (68.8)